Measurement of ECL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Abstract]
Summary of loan portfolio and related impact on contractual cash flows
The table below summarizes the UVA indexed loan portfolio affected by the aforementioned measure and the related impact on contractual cash flows:

	Balance as of December 31, 2021	Loss from changes in contractual cash flows recognized in Net Interest Income
		December 31, 2021	December 31, 2020
UVA-indexed mortgage loans	25,008,737	330,936	681,039
UVA-indexed pledge loans	511,312	5,991	10,718
Balance		336,927	691,757